Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
26.	OTHER PAYABLES AND ACCRUALS

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Accrued promotion expenses	43,992	67,009	9,180
Payroll payables	69,208	61,848	8,473
Payables for construction cost	49,542	35,381	4,847
Long-term payables – current portion (note 29)	19,159	29,344	4,020
Other payables	12,534	23,442	3,213
Government subsidy (note 30)	-	16,600	2,274
Tax payables other than income tax	8,389	9,627	1,319
Other accrued expenses	4,090	14,847	2,034
Total	206,914	258,098	35,360

Other payables are non-interest-bearing.